Congress Large Cap Growth Fund
Congress Small Cap Growth Fund

CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker: CAMLX
Institutional Class – Ticker: CMLIX
CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker: CSMVX
Institutional Class – Ticker: CSMCX
Supplement Dated December 10, 2020 to the
Statutory Prospectus dated February 28, 2020

Effective at the close of business on December 31, 2020 (the “Effective Date”), Mr. Alexander L. Thorndike will be leaving Congress Asset Management Company and will therefore no longer serve as a Portfolio Manager of the Congress Large Cap Growth Fund (the “Large Cap Fund”) and the Congress Small Cap Growth Fund (the “Small Cap Fund”). Accordingly, as of the Effective Date, all references to Mr. Thorndike as a Portfolio Manager in the Funds’ Statutory Prospectus should be deleted in their entirety. Mr. Daniel A. Lagan will continue to serve as the Portfolio Manager to the Large Cap Fund, and Mr. Greg O’Keefe will continue to serve as the Portfolio Manager of the Small Cap Fund.
* * * * *
Please retain this supplement for your reference.

Congress Large Cap Growth Fund
Congress Small Cap Growth Fund

CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker: CAMLX
Institutional Class – Ticker: CMLIX
CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker: CSMVX
Institutional Class – Ticker: CSMCX
Supplement Dated December 10, 2020 to the
Statement of Additional Information (“SAI”) dated February 28, 2020

Effective at the close of business on December 31, 2020 (the “Effective Date”), Mr. Alexander L. Thorndike will be leaving Congress Asset Management Company and will therefore no longer serve as a Portfolio Manager of the Congress Large Cap Growth Fund (the “Large Cap Fund”) and the Congress Small Cap Growth Fund (the “Small Cap Fund”). Accordingly, as of the Effective Date, all references to Mr. Thorndike as a Portfolio Manager in the Funds’ Statutory Prospectus should be deleted in their entirety. Mr. Daniel A. Lagan will continue to serve as the Portfolio Manager to the Large Cap Fund, and Mr. Greg O’Keefe will continue to serve as the Portfolio Manager of the Small Cap Fund.
* * * * *
Please retain this supplement for your reference.